Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Shares [Member]
Numerator:
Net income			$ 2,204,696
Denominator:
Basic weighted average shares outstanding			10,232,877
Basic net income per ordinary share			$ 0.22
Class A Non- Redeemable Shares [Member]
Numerator:
Net income			$ 396,447
Denominator:
Basic weighted average shares outstanding	3,375,000		1,840,068
Basic net income per ordinary share	$ (0.01)	$ 0	$ 0.22
Class B Ordinary Shares [Member]
Numerator:
Net income	$ (26,181)	$ 222,048	$ 815,472	$ 300,510
Denominator:
Basic weighted average shares outstanding	2,250,000	5,625,000	3,784,932	5,594,178
Basic net income per ordinary share	$ (0.01)	$ 0.04	$ 0.22	$ 0.05
Class A Ordinary Shares [Member]
Numerator:
Net income		$ 888,192		$ 1,202,040
Denominator:
Basic weighted average shares outstanding				22,376,712
Basic net income per ordinary share		$ 0.04		$ 0.05